Use of public Assets (Tables)	12 Months Ended
Dec. 31, 2017
Use of public assets.
Schedule of contracts for use of public assets

				2017			2016
Plants	Concession start date	Concession end date	Payment start date	Ownership interest	Intangible asset	Liabilities	Ownership interest	Intangible asset	Liabilities
Capim Branco I and Capim Branco II	Aug-01	Sep-39	Oct-07	13%	800	3,085	13%	890	3,357
Picada	May-01	Jun-36	Jul-06	100%	5,502	19,535	100%	5,856	20,776
Enercan - Campos Novos Energia	Apr-00	May-35	Jun-06	21%	630	1,689	21%	676	1,787

					6,932	24,309		7,422	25,920

Current						1,649			1,663
Non-current					6,932	22,660		7,422	24,257

					6,932	24,309		7,422	25,920